Borrowings (Details) - Schedule of long-term debt - MXN ($) $ in Thousands	Jan. 03, 2021	Dec. 31, 2019
Schedule of long-term debt [Abstract]
Secured line of credit with Banamex, for up to Ps. 400,000, bearing interest at the TIIE rate plus 317 basis point. Withdrawals from this line of credit can be made during a 10-month period starting December 15, 2018, and are payable on a quarterly basis from December 17, 2019 up to December 18, 2025.	$ 373,333	$ 135,209
Secured line of credit with Banamex for up to Ps. 195,000, bearing interest at the TIIE rate plus 295 basis points, payable on a quarterly basis from October 30, 2020 to December 30, 2025.	188,500
Line of credit with BBVA for up to Ps. 75,000 bearing interest at 7.5%, payable monthly from September 20, 2020 to August 31, 2023	64,721
Line of credit with MCRF P, S.A. de C.V. SOFOM, E.N.R. of Ps. 600,000, bearing interest at a fixed rate of 13.10%. This line of credit is payable on a quarterly basis starting May 15, 2019 through May 15, 2023. BLSM Latino América Servicios, S.A. de C.V., is a guarantor in this loan.		516,597
Unsecured line of credit with Banamex, for up to US$ 1,800, bearing interest at LIBOR rate plus 300 basis point. Maturity was on March 31, 2018.		15,000
Interest payable	3,323	10,907
Total debt	629,877	677,713
Less: Current portion	105,910	148,070
Long-term debt	$ 523,967	$ 529,643